Non-Controlling Interests	6 Months Ended
Jun. 30, 2022
Disclosure Of Noncontrolling Interests [Abstract]
Non-Controlling Interests
28. NON-CONTROLLING INTERESTS

	Initial interest rate		30 June 2022	31 December 2021
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	—	235
			—	235
During H122, the £300m Step-up Callable Perpetual Reserve Capital Instruments were called for value on 14 February 2022 and redeemed at their principal amount.